UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS - 32.7%
Auto Parts & Accessories -1.5%
Standard Motor Products, Inc.	35,000	$387,800

Auto/Truck - 1.6%
Pacaar, Inc.	7,500	410,025

Banks - 8.5%
AmSouth Bancorporation	15,000	429,750
B B & T Corp.	9,000	385,200
Citi Group	9,000	444,150
Fifth Third Bancorp	11,000	432,740
J.P. Morgan Chase & Co.	11,000	502,260

		2,194,100

Basic Materials - 4.5%
DuPont (E.I.) de Nemours & Co.	9,000	359,730
Freeport-McMoRan Copper & Gold, Inc.	8,000	465,680
Quaker Chemical Corporation	18,000	340,200

		1,165,610

Diversified Technology - 1.3%
Honeywell International, Inc.	9,000	348,480

Heavy Machinery/Equipment - 1.5%
Deere & Company	5,000	390,500

Insurance - 1.4%
Cincinnati Financial Corporation	8,000	373,280

Machine Tool - 1.5%
The Stanley Works	8,000	377,840

Retailers - Specialty - 1.5%
Pier 1 Imports, Inc.	61,000	389,790

Savings & Loans/Thrifts - 1.6%
TD Banknorth, Inc.	14,000	414,400

Tobacco - 1.9%
Altria Group	6,000	501,180

Utilities - Electric - 2.4%
TransAlta Corp.	29,000	636,840

Utilities - Telecommunications - 3.5%
A T & T, Inc.	17,000	529,210
Philippine Long Distance Telephone	10,000	374,400

		903,610

Total Common Stocks (cost $8,026,788)		8,493,455

EXCHANGE TRADED FUNDS - 63.8%
Asia 50 ADR Index Fund	18,000	536,040
i Shares Cohen & Steers Realty Major	11,600	1,048,060
i Shares Dow Jones Select Dividend Index	19,000	1,251,910
i Shares Dow Jones U.S. Utilities Index	15,000	1,276,500

i Shares MSCI Brazil	18,000	709,200
i Shares MSCI Canada	36,500	903,375
i Shares MSCI Pacific Ex-Japan	4,500	503,325
i Shares MSCI Taiwan	35,000	438,200
i Shares S&P 100 Index	16,000	968,800
i Shares S&P Global Energy Sector	8,800	936,672
i Shares S&P Latin America 40	5,000	703,650
i Shares S&P/TOPIX 150	8,600	1,039,396
PowerShares High Yield Equity Dividend Trust	63,000	971,460
Ultra Dow 30 Proshares	17,500	1,319,150
Ultra Midcap 400 Proshares	17,400	1,273,854
Ultra QQQ Proshares	18,800	1,347,020
Ultra S&P 500 Proshares	17,300	1,330,716

Total Exchange Traded Funds (cost $13,890,103)		16,557,328

CLOSED END FUNDS - 2.6%
Latin American Discovery Fund	26,500	668,595

Total Closed End Funds (cost $311,228)		668,595

MONEY MARKET FUNDS - 1.1%
Money Market Fiduciary Fund	274,717	274,717

Total Money Market Funds (cost $274,717)		274,717

TOTAL INVESTMENTS - 100.2% (cost $22,502,836)		25,994,095
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(47,387)

Net Assets - 100.0%		$25,946,708

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS - 31.4%
Airlines - 1.0%
SkyWest, Inc.	25,000	$604,250

Banks - 1.1%
PNC Financial Services Group	9,000	637,110

Beverages - 1.0%
Pepsico, Inc.	9,000	587,520

Communications - 3.3%
CommScope, Inc.	40,000	1,168,400
Nuance Communications, Inc.	89,000	698,650

		1,867,050

Computers -3.5%
ANSYS, Inc.	13,000	607,620
Digital River, Inc.	16,000	776,640
Palm, Inc.	41,000	596,960

		1,981,220

Diversified Technology - 2.2%
Rofin-Sinar Technologies, Inc.	11,000	602,360
Technitrol, Inc.	22,000	622,820

		1,225,180

Drugs - 2.0%
Alkermes, Inc.	32,000	523,200
Endo Pharmaceuticals	19,000	627,570

		1,150,770

Electronics - 0.9%
International Rectifier	15,000	529,500

Financial Services - 1.6%
Blackrock, Inc.	7,000	911,050

Industrial Services - 1.1%
CSG Systems International	23,000	619,160

Instruments & Controls - 1.6%
FLIR Systems, Inc.	33,000	914,100

Insurance - 2.0%
ACE Ltd.	11,000	592,460
MetLife, Inc.	10,000	550,300

		1,142,760

Leisure/Toys/Recreation - 1.0%
THQ, Inc.	21,000	541,800

Machine Tool - 1.0%
Actuant Corp.	13,000	586,300

Medical Instruments/Supplies - 1.3%
PolyMedica Corporation	18,000	730,620

Office Products/Services - 1.1%
j2 Global Communications, Inc.	24,000	603,120

Polution Control - 1.0%
Casella Waste Systems, Inc.	46,000	541,420

Publishing - 1.0%
Consolidated Graphics, Inc.	9,000	559,620

Retailers/Specialty - 0.9%
Tractor Supply Co.	12,000	510,960

Securities Brokers/Investment Banking - 2.0%
Lazard Ltd.	13,000	489,450
Legg Mason, Inc.	7,000	638,820

		1,128,270

Utilities/Telecommunications - 0.9%
Citizens Communications Co.	38,000	524,020

Total Common Stocks (cost $16,345,953)		17,895,800

EXCHANGE TRADED FUNDS - 67.4%
i Shares MSCI - Australia	78,300	1,686,582
i Shares MSCI EAFE Growth Index	55,000	3,500,750
i Shares MSCI - Hong Kong	114,000	1,614,240
i Shares MSCI - Japan	118,300	1,626,625
i Shares MSCI - Sweden	66,700	1,722,194
i Shares MSCI - Taiwan	128,800	1,612,576
i Shares S&P Latin America 40	12,000	1,688,760
PowerShares Zacks Micro Cap	108,000	1,749,600
StreetTRACKS DJ Europe Strategic 50	35,500	1,737,015
Ultra Dow 30 Proshares	38,900	2,932,282
Ultra Midcap 400 Proshares	38,600	2,825,906
Ultra QQQ Proshares	42,000	3,009,300
Ultra S&P 500 Proshares	38,400	2,953,728
Vanguard Emerging Markets ETF	26,000	1,724,840
Vanguard Financial ETF	29,000	1,728,980
Vanguard Growth ETF	33,000	1,761,870
Vanguard Health Care ETF	23,000	1,289,610
Vanguard Info Tech ETF	28,000	1,338,400
Vanguard Small Cap ETF	30,000	1,795,500

Total Exchange Traded Funds (cost $35,969,763)		38,298,758

MONEY MARKET FUNDS - 0.6%
Money Market Fiduciary Fund	349,790	349,790

Total Money Market Funds (cost $349,790)		349,790

TOTAL INVESTMENTS - 99.4% (cost $52,665,506)		56,544,348
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		320,780

Net Assets - 100.0%		$56,865,128

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS - 61.6%
Autos/Auto Parts & Accessories - 4.4%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$521,570

Banks/Savings & Loans - 8.4%
U S Bank NA, 5.7%, due 12/15/2008	500,000	505,700
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	493,533

		999,233

Computer/Hardware - 4.1%
IBM Corp., 4.25%, due 9/15/2009	500,000	487,616

Financial Services - 19.0%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	391,579
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	386,613
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	511,745
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	986,048

		2,275,985

Household Products - 4.1%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	492,272

Oil & Gas Exploration/Production - 4.4%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	522,500

Retail - Department Stores - 4.4%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	522,815

Securities Brokers - 12.8%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	517,804
Lehman Brothers, Inc., 7.375%, due 1/15/2007	500,000	503,176
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	507,841

		1,528,821

Total Corporate Bonds (cost $7,474,109)		7,350,812

U.S. GOVERNMENT AND AGENCY NOTES - 20.3%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	990,079
U.S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,432,006

Total U.S. Government and Agency Notes (cost $2,402,206)		2,422,085

CLOSED END FUNDS - 7.0%
DWS Multi Market Income Trust	20,000	212,800
Neuberger Berman Income Opportunity Fund	13,000	209,300
Pioneer High Income Trust	12,000	213,240
RMK Strategic Income Fund	12,000	206,400

Total Closed End Funds (cost $801,412)		841,740

EXCHANGE TRADED FUNDS - 5.1%
i Shares Lehman 7-10 Year Treasury Bond Fund	2,500	206,150
i Shares Lehman Aggregate Bond Fund	2,000	199,440
i Shares Lehman TIPS Bond Fund	2,000	203,220

Total Exchange Traded Funds (cost $630,355)		608,810

MONEY MARKET FUNDS - 5.9%
Money Market Fiduciary Fund	707,896	707,896

Total Money Market Funds (cost $707,896)		707,896

TOTAL INVESTMENTS - 99.9% (cost $12,015,978)		11,931,343
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		2,992

Net Assets - 100.0%		$11,934,335

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.3%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,087,000
i Shares Dow Jones U.S. Financial Sector	18,000	1,935,720
i Shares Dow Jones U.S. Financial Services	10,000	1,219,200
i Shares Goldman Sachs Networking	28,500	831,630
i Shares Goldman Sachs Software	19,000	766,460
i Shares MSCI - Australia	47,000	1,012,380
i Shares MSCI - Austria	25,000	780,500
i Shares MSCI - Brazil	27,000	1,063,800
i Shares MSCI EAFE Index	29,000	1,960,400
i Shares MSCI Emerging Markets	35,000	3,416,700
i Shares MSCI - France	16,000	500,640
i Shares MSCI - Italy	26,000	796,380
i Shares MSCI - Japan	75,000	1,031,250
i Shares MSCI - Mexico	24,000	992,880
i Shares MSCI - Pacific Ex-Japan	9,000	1,006,650
i Shares MSCI - Singapore	118,000	1,072,620
i Shares MSCI - Spain	26,000	1,169,740
i Shares MSCI - Sweden	37,000	955,340
i Shares MSCI - Taiwan	61,000	763,720
i Shares MSCI - United Kingdom	41,000	904,870
i Shares S&P Europe 350	8,000	766,960
SPDR - Financial Select Sector	35,000	1,171,450
SPDR - Materials Select Sector	35,000	1,114,400
SPDR - Utilities Select Sector	55,000	1,912,350
Ultra Dow 30 Proshares	17,000	1,281,460
Ultra Midcap 400 Proshares	18,000	1,317,780
Ultra QQQ Proshares	19,000	1,361,350
Ultra S&P 500 Proshares	18,000	1,384,560

Total Exchange Traded Funds (cost $28,456,457)		33,578,190

MONEY MARKET FUNDS - 0.8%
Money Market Fiduciary Fund	286,622	286,622

Total Money Market Funds (cost $286,622)		286,622

TOTAL INVESTMENTS - 100.1% (cost $28,743,079)		33,864,812
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(62,378)

Net Assets - 100.0%		$33,802,434

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS - 80.1%
Aerospace/Defense - 2.1%
Boeing Company	10,000	$749,000

Banks - 4.6%
B B & T Corp.	20,000	856,000
Wachovia Corp.	15,000	819,450

		1,675,450

Basic Materials - 7.1%
Ryerson, Inc.	29,000	614,220
Steel Technologies, Inc.	43,000	956,320
Tredegar Corporation	61,000	1,006,500

		2,577,040

Building Materials/Supplies - 2.9%
ElkCorp	37,000	1,042,290

Casinos - 2.2%
Kerzner International Ltd.	10,000	808,700

Coal Producers - 2.3%
Westmoreland Coal Co.	36,000	818,640

Communications - 2.4%
Commonwealth Telephone Enterprises, Inc.	25,000	881,500

Computers - 4.6%
Computer Sciences Corporation	17,000	805,460
Ingram Micro, Inc.	49,000	882,000

		1,687,460

Diversified Technology - 2.3%
Photronics, Inc.	58,000	841,580

Drug Stores - 2.4%
CVS Corp.	26,000	872,300

Electrical Equipment - 2.7%
Belden CDT, Inc.	27,000	964,980

Energy - Service & Equipment - 2.6%
Magellan Midstream Partners, L.P.	26,000	958,100

Energy - Oil & Gas - 4.6%
Marathon Oil Corp.	10,000	835,000
Tidewater, Inc.	18,000	856,980

		1,691,980

Financial Services - 2.8%
Freddie Mac	16,000	1,017,600

Heavy Machinery/Equipment - 5.0%
Cummins, Inc.	7,000	803,740
Deere & Company	13,000	1,015,300

		1,819,040

Hotel/Motel - 2.4%
Equity Inns, Inc.	58,000	892,040

Insurance - 2.2%
American National Insurance	7,000	805,280

Marine Transportation/Repair - 3.0%
OMI Corporation	49,000	1,103,480

Packaging/Containers - 2.4%
Silgan Holdings, Inc.	25,000	885,000

Railroads - 2.5%
Norfolk Southern Corp.	21,000	897,330

Savings & Loans/Thrifts - 4.4%
TD Banknorth, Inc.	29,000	858,400
Washington Mutual, Inc.	18,000	754,020

		1,612,420

Securities Brokers/Investment Banking - 5.2%
Legg Mason Inc.	11,000	893,340
Lehman Brothers Holdings Inc.	14,000	1,003,860

		1,897,200

Tobacco - 2.5%
Reynolds American, Inc.	14,000	910,980

Transportation - Equipment/Leasing - 2.6%
CIT Group, Inc.	21,000	946,260

Trucking Lines - 2.3%
Arkansas Best Corp.	19,000	838,850

Total Common Stocks (cost $24,536,022)		29,194,500

EXCHANGE TRADED FUNDS - 16.6%
i Shares S&P Latin America 40	6,000	844,380
Ultra Dow 30 Proshares	17,000	1,281,460
Ultra Midcap 400 Proshares	17,000	1,244,570
Ultra QQQ Proshares	19,000	1,361,350
Ultra S&P 500 Proshares	17,000	1,307,640

Total Exchange Traded Funds (cost $5,811,714)		6,039,400

MONEY MARKET FUNDS - 1.1%
Money Market Fiduciary Fund	400,185	400,185

Total Money Market Funds (cost $400,185)		400,185

TOTAL INVESTMENTS - 97.8% (cost $30,747,921)		35,634,085
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		807,225

Net Assets - 100.0%		$36,441,310

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: October 26, 2006

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: October 26, 2006